Long - Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long - Term Debt

Facilities	December 31, 2018	December 31, 2017
2022 Notes	$360,000	$360,000
Less repurchase of Notes	(20,000)	—
Less original issue discount	(3,600)	(3,600)
Accumulated amortization of original issue discount	941	133
2022 Notes (a)	$337,341	$356,533
Poseidon - DVB Credit Facility (b)	51,063	—
Poseidon - Credit Agricole Credit Facility (c)	53,069	—
Poseidon - Blue Ocean Credit Facility (d)	23,830	—
Poseidon - ABN-AMRO Credit Facility (e)	62,189	—
Poseidon - ATB Credit Facility (f)	17,100	—
Poseidon - Credit Agricole Credit Facility (g)	80,000	—
Poseidon - Blue Ocean Credit Facility (h)	38,500	—
Poseidon - Deutsche, CIT, Entrust Credit Facility (i)	180,500	—
Citi Credit Facility (j)	34,800	54,800
Hayfin Credit Facility (k)	8,125	—
Less: Deferred financing costs (n)	(9,299)	(12,818)
Total	$877,218	$398,515
Less: Current portion of 2022 Notes (a)	(20,000)	—
Less: Current portion of Poseidon - DVB Credit Facility (b)	(2,231)	—
Less: Current portion of Poseidon - Credit Agricole Credit Facility (c)	(405)	—
Less: Current portion of Poseidon - ABN - AMRO Credit Facility (e)	(129)	—
Less: Current portion of Poseidon - ATB Credit Facility (f)	(1,628)	—
Less: Current portion of Poseidon - Credit Agricole Credit Facility (g)	(6,000)	—
Less: Current portion of Poseidon - Deutsche, CIT, Entrust Credit Facility (i)	(13,695)	—
Less: Current portion of Citi Credit Facility (j)	(20,000)	(40,000)
Non - current portion of Long-Term Debt	$813,130	$358,515

Repayment schedule
Payment due by period ended	December 31, 2018
2019	$64,088
2020	330,033
2021	48,176
2022	408,379
2023	38,500
$889,176

Schedule of Deferred Financing Costs

	December 31, 2018	December 31, 2017
Opening balance	$12,818	$7,100
Expenditure in the period	307	13,177
Amortization included within interest expense	(3,826)	(7,459)
Closing balance	$9,299	$12,818